Financial risk management (Details 11) $ in Millions	Dec. 31, 2025 USD ($)
Dollar Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	$ (42,723)
Dollar Per Real [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	72,080
Dollar Per Real [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(488)
Dollar Per Real [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(235,075)
Dollar Per Real [Member] | Exposure [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	396,615
Dollar Per Real [Member] | Exposure [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(2,687)
Dollar Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	19
Dollar Per Real [Member] | Probable Scenario [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(31)
Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(8,545)
Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	14,416
Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(98)
Euro Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(473)
Euro Per Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(2,600)
Euro Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(10)
Euro Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(95)
Pound Sterling Per Dollar [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(977)
Pound Sterling Per Dollar [Member] | Exposure [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(5,380)
Pound Sterling Per Dollar [Member] | Probable Scenario [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(3)
Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(195)
Renminbi Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(498)
Renminbi Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(2,736)
Renminbi Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(4)
Renminbi Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(100)
Others [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(46)
Others [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(253)
Others [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(1)
Others [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(9)
Currency risk [member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(44,717)
Currency risk [member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(246,044)
Currency risk [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	1
Currency risk [member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(8,944)
Derivatives Assets [Member] | Dollar Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	4,992
Derivatives Assets [Member] | Dollar Per Real [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	27,470
Derivatives Assets [Member] | Dollar Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(2)
Derivatives Assets [Member] | Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	998
Derivatives Assets [Member] | Euro Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	1,256
Derivatives Assets [Member] | Euro Per Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	6,912
Derivatives Assets [Member] | Euro Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	26
Derivatives Assets [Member] | Euro Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	251
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	1,008
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	5,544
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	2
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	202
Derivatives Assets [Member] | Renminbi Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	1
Derivatives Assets [Member] | Renminbi Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	7
Derivatives Assets [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	4
Derivatives Assets [Member] | Others [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	21
Derivatives Assets [Member] | Others [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	1
Derivative Liabilities [Member] | Dollar Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(119,307)
Derivative Liabilities [Member] | Dollar Per Real [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(656,473)
Derivative Liabilities [Member] | Dollar Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	52
Derivative Liabilities [Member] | Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(23,861)
Derivative Liabilities [Member] | Euro Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(1,729)
Derivative Liabilities [Member] | Euro Per Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(9,512)
Derivative Liabilities [Member] | Euro Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(36)
Derivative Liabilities [Member] | Euro Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(346)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(1,985)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(10,924)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(5)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(397)
Derivative Liabilities [Member] | Renminbi Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(499)
Derivative Liabilities [Member] | Renminbi Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(2,743)
Derivative Liabilities [Member] | Renminbi Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(4)
Derivative Liabilities [Member] | Renminbi Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(100)
Derivative Liabilities [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(50)
Derivative Liabilities [Member] | Others [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(274)
Derivative Liabilities [Member] | Others [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(1)
Derivative Liabilities [Member] | Others [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	$ (10)